SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares
Disclosure of continuing involvement in derecognised financial assets [line items]
Cash commission, percent	7.00%
Cost	$ 55,039	$ 55,039	$ 44,766	$ 44,766	$ 36,536
Share issue related cost	8,466		40		22,791
Capitalized to exploration and evaluation assets	46,781	$ 46,781	43,338	43,338	30,792
Finance cost	444		157		142
Common shares issued for cash, exercise of stock options, amount	$ 112		$ 25		949
Exercise price of warrants | $ / shares	$ 0.80
Warrant expiry date	Sep. 25, 2023
Warrants issued during the period	$ 2,296
Common shares issued for cash, exercise of stock options, shares | shares			20,000
Common shares issued units | shares	7,105,658
Common shares issued per unit | $ / shares		$ 0.65
Common shares issued upon the vesting of restricted share units | shares			257,152
Proceeds from issuance of common stock	$ 4,619
Bought-deal financing, amount	25,000,000
Groos proceeds on cash commission	324
Legal and regulatory costs	185
Reflected as share issuance costs	256
Share-based payments	130		$ 1,177		875
Issuance costs relating to the shelf registration	168
Warrant [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Cost	253	$ 253
Warrants issued during the period	2,296				1,638
Equity attributable to common share	2,323	2,323
Share Capital And Share-Based Payment [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Capitalized to exploration and evaluation assets	$ 20	$ 20	127	127	96
Share Capital [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Cash commission, percent	3.00%
Share issue related cost	$ 471
Common shares issued | shares	3,000,000
Proceeds from issuance of common stock	$ 4,667
Market offering under prospectus supplements, shares | shares	151,800
Market offering under prospectus supplements, amount	$ 137
Offering price per share | $ / shares		$ 2.00
Groos proceeds on cash commission	4
Net share capital allocation	4,223
Restricted Share Units [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Capitalized to exploration and evaluation assets	$ 50	$ 50	116	$ 116	35
Carrying value of RSUs exercised, Shares | shares	274,658
Common shares issued for cash, exercise of stock options, amount	$ 112
Common shares issued for cash, exercise of stock options, shares | shares	87,500
Groos proceeds on cash commission	$ 5
Share-based payments	$ 500		$ 841		$ 343
Restricted share units outstanding | shares	1,235,301	1,235,301	592,172	592,172	787,500
Restricted share granted | shares	1,081,500	1,081,500	80,500	80,500	790,000
Market offering under prospectus supplements [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Common shares issued | shares			10,000
Average price | $ / shares				$ 1.67
Proceeds from issuance of common stock			$ 16
Stock options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock option grant percent	10.00%